Quarterly Holdings Report
for

Fidelity® Corporate Bond Fund

May 31, 2019

CBD-QTLY-0719
1.907009.109

Schedule of Investments May 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 87.0%
	Principal Amount	Value
COMMUNICATION SERVICES - 5.0%
Diversified Telecommunication Services - 1.6%
AT&T, Inc.:
4.5% 5/15/35	$4,270,000	$4,296,670
4.5% 3/9/48	606,000	583,409
4.75% 5/15/46	2,316,000	2,307,914
5.45% 3/1/47	1,000,000	1,099,966
5.55% 8/15/41	2,700,000	2,982,788
Verizon Communications, Inc.:
4.329% 9/21/28	2,526,000	2,733,250
4.862% 8/21/46	9,087,000	10,012,989
		24,016,986
Entertainment - 0.2%
The Walt Disney Co.:
3% 9/15/22 (a)	778,000	790,234
4.5% 2/15/21 (a)	1,621,000	1,676,714
6.9% 8/15/39 (a)	300,000	428,985
7.75% 12/1/45 (a)	111,000	180,582
		3,076,515
Interactive Media & Services - 0.3%
Tencent Holdings Ltd. 3.575% 4/11/26 (a)	3,730,000	3,757,399
Media - 1.7%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 5.375% 5/1/47	5,200,000	5,212,314
Comcast Corp.:
3.999% 11/1/49	1,587,000	1,577,680
4.65% 7/15/42	2,200,000	2,425,318
4.95% 10/15/58	7,630,000	8,747,641
Fox Corp.:
3.666% 1/25/22 (a)	177,000	181,496
4.03% 1/25/24 (a)	310,000	324,748
4.709% 1/25/29 (a)	449,000	491,036
5.476% 1/25/39 (a)	443,000	504,904
5.576% 1/25/49 (a)	294,000	343,149
Time Warner Cable, Inc.:
5.5% 9/1/41	623,000	623,527
5.875% 11/15/40	1,648,000	1,705,319
6.55% 5/1/37	2,149,000	2,378,777
		24,515,909
Wireless Telecommunication Services - 1.2%
Rogers Communications, Inc. 4.1% 10/1/23	4,398,000	4,630,682
Vodafone Group PLC:
4.125% 5/30/25	6,550,000	6,795,012
4.375% 5/30/28	6,700,000	6,986,774
		18,412,468

TOTAL COMMUNICATION SERVICES		73,779,277

CONSUMER DISCRETIONARY - 7.5%
Automobiles - 1.2%
General Motors Co.:
5% 4/1/35	2,537,000	2,369,222
5.4% 4/1/48	1,167,000	1,083,412
5.95% 4/1/49	5,524,000	5,409,671
Volkswagen Group of America Finance LLC 4.75% 11/13/28 (a)	8,950,000	9,343,191
		18,205,496
Diversified Consumer Services - 1.0%
Ingersoll-Rand Global Holding Co. Ltd.:
3.75% 8/21/28	5,730,000	5,897,039
5.75% 6/15/43	396,000	483,579
Massachusetts Institute of Technology 3.885% 7/1/2116	7,360,000	7,701,651
		14,082,269
Hotels, Restaurants & Leisure - 1.9%
McDonald's Corp. 4.875% 12/9/45	7,437,000	8,198,609
Sands China Ltd. 5.125% 8/8/25	10,790,000	11,316,312
Starbucks Corp. 3.8% 8/15/25	8,686,000	9,081,954
		28,596,875
Household Durables - 1.3%
D.R. Horton, Inc.:
2.55% 12/1/20	1,583,000	1,575,340
4% 2/15/20	5,000,000	5,038,029
Lennar Corp. 4.875% 12/15/23	6,680,000	6,840,320
Toll Brothers Finance Corp. 4.375% 4/15/23	5,750,000	5,848,900
		19,302,589
Multiline Retail - 1.0%
Dollar Tree, Inc.:
4% 5/15/25	7,000,000	7,205,257
4.2% 5/15/28	7,100,000	7,174,862
		14,380,119
Specialty Retail - 1.1%
Lowe's Companies, Inc. 3.65% 4/5/29	7,100,000	7,185,234
O'Reilly Automotive, Inc. 4.35% 6/1/28	7,000,000	7,419,851
The Home Depot, Inc. 5.95% 4/1/41	941,000	1,233,653
		15,838,738

TOTAL CONSUMER DISCRETIONARY		110,406,086

CONSUMER STAPLES - 6.2%
Beverages - 2.7%
Anheuser-Busch InBev Finance, Inc.:
4.7% 2/1/36	2,258,000	2,332,408
4.9% 2/1/46	1,075,000	1,104,607
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 1/12/24	8,616,000	8,867,132
4.6% 4/15/48	7,250,000	7,220,680
4.9% 1/23/31	6,380,000	7,069,841
Constellation Brands, Inc.:
3.75% 5/1/21	2,000,000	2,036,670
4.25% 5/1/23	3,315,000	3,487,231
Heineken NV 4% 10/1/42 (a)	96,000	94,596
PepsiCo, Inc. 4.25% 10/22/44	6,629,000	7,378,714
		39,591,879
Food Products - 1.6%
Conagra Brands, Inc.:
3.8% 10/22/21	6,632,000	6,782,282
4.6% 11/1/25	8,630,000	9,198,374
General Mills, Inc.:
3 month U.S. LIBOR + 0.540% 3.141% 4/16/21 (b)(c)	3,967,000	3,966,921
3.2% 4/16/21	503,000	508,597
3.7% 10/17/23	2,358,000	2,438,423
		22,894,597
Tobacco - 1.9%
Altria Group, Inc.:
2.85% 8/9/22	5,856,000	5,857,430
4.25% 8/9/42	1,359,000	1,213,182
4.8% 2/14/29	596,000	622,470
BAT Capital Corp. 3.222% 8/15/24	6,050,000	5,989,052
Imperial Tobacco Finance PLC:
3.75% 7/21/22 (a)	4,575,000	4,647,428
4.25% 7/21/25 (a)	1,134,000	1,172,236
Philip Morris International, Inc. 4.375% 11/15/41	2,100,000	2,145,622
Reynolds American, Inc.:
3.25% 6/12/20	235,000	236,148
4% 6/12/22	366,000	376,478
4.45% 6/12/25	585,000	607,757
5.7% 8/15/35	304,000	322,237
5.85% 8/15/45	4,487,000	4,654,983
		27,845,023

TOTAL CONSUMER STAPLES		90,331,499

ENERGY - 11.1%
Oil, Gas & Consumable Fuels - 11.1%
Alberta Energy Co. Ltd.:
7.375% 11/1/31	1,159,000	1,476,786
8.125% 9/15/30	5,176,000	6,828,744
Anadarko Petroleum Corp.:
4.85% 3/15/21	6,032,000	6,230,686
5.55% 3/15/26	744,000	819,885
Apache Corp. 4.75% 4/15/43	3,233,000	3,054,987
Boardwalk Pipelines LP:
3.375% 2/1/23	3,100,000	3,096,236
4.95% 12/15/24	4,120,000	4,342,480
Canadian Natural Resources Ltd.:
3.9% 2/1/25	4,325,000	4,484,825
5.85% 2/1/35	528,000	597,830
6.25% 3/15/38	4,352,000	5,247,701
Cenovus Energy, Inc.:
3.8% 9/15/23	5,000,000	5,091,776
4.25% 4/15/27	2,900,000	2,892,467
5.2% 9/15/43	1,331,000	1,291,327
5.7% 10/15/19	457,308	461,441
6.75% 11/15/39	2,920,000	3,264,287
Cheniere Corpus Christi Holdings LLC 5.875% 3/31/25	6,370,000	6,837,112
Conoco, Inc. 6.95% 4/15/29	3,050,000	3,970,732
ConocoPhillips Co. 6.5% 2/1/39	4,600,000	6,254,824
Continental Resources, Inc. 5% 9/15/22	3,359,000	3,384,468
DCP Midstream LLC:
4.75% 9/30/21 (a)	158,000	159,604
5.35% 3/15/20 (a)	10,096,000	10,209,580
5.85% 5/21/43 (a)(b)	7,500,000	6,956,250
DCP Midstream Operating LP:
3.875% 3/15/23	222,000	219,225
4.95% 4/1/22	1,925,000	1,980,344
5.125% 5/15/29	4,650,000	4,690,688
5.6% 4/1/44	340,000	317,050
Empresa Nacional de Petroleo 4.5% 9/14/47 (a)	2,750,000	2,643,699
Enbridge Energy Partners LP 4.2% 9/15/21	140,000	143,417
Enbridge, Inc.:
4.25% 12/1/26	425,000	452,090
5.5% 12/1/46	3,794,000	4,620,914
Energy Transfer Partners LP:
4.2% 9/15/23	288,000	297,737
4.95% 6/15/28	981,000	1,034,863
5.8% 6/15/38	547,000	582,976
6% 6/15/48	356,000	385,237
Enterprise Products Operating LP:
2.55% 10/15/19	163,000	162,819
3.75% 2/15/25	547,000	566,907
4.85% 3/15/44	2,023,000	2,150,837
4.95% 10/15/54	2,437,000	2,627,803
EQT Corp. 2.5% 10/1/20	1,071,000	1,065,434
MPLX LP:
3.375% 3/15/23	680,000	687,329
4.875% 12/1/24	423,000	452,887
Petroleos Mexicanos:
5.375% 3/13/22	620,000	637,304
5.5% 1/21/21	545,000	559,988
6% 3/5/20	74,000	75,470
6.375% 2/4/21	3,870,000	4,022,846
6.5% 3/13/27	6,598,000	6,642,075
6.875% 8/4/26	2,930,000	3,039,875
Phillips 66 Co. 4.3% 4/1/22	300,000	313,612
Plains All American Pipeline LP/PAA Finance Corp.:
3.85% 10/15/23	5,550,000	5,685,353
4.65% 10/15/25	6,525,000	6,861,308
5.75% 1/15/20	3,729,000	3,791,392
Southeast Supply Header LLC 4.25% 6/15/24 (a)	667,000	686,121
Spectra Energy Partners LP:
3.375% 10/15/26	4,629,000	4,610,686
4.5% 3/15/45	971,000	1,001,026
Sunoco Logistics Partner Operations LP:
4% 10/1/27	4,515,000	4,478,842
5.4% 10/1/47	1,951,000	1,970,226
The Williams Companies, Inc. 5.75% 6/24/44	4,911,000	5,361,690
Western Gas Partners LP:
4.65% 7/1/26	264,000	264,834
5.375% 6/1/21	1,273,000	1,311,837
Williams Partners LP 3.9% 1/15/25	280,000	288,233
		163,639,002
FINANCIALS - 31.0%
Banks - 14.6%
AIB Group PLC:
4.263% 4/10/25 (a)(b)	5,462,000	5,536,858
4.75% 10/12/23 (a)	6,700,000	6,941,967
Bank Ireland Group PLC 4.5% 11/25/23 (a)	6,700,000	6,894,240
Bank of America Corp.:
3 month U.S. LIBOR + 0.790% 3.3885% 3/5/24 (b)(c)	16,000,000	16,002,641
3.705% 4/24/28 (b)	7,000,000	7,114,646
4% 1/22/25	3,277,000	3,384,177
Bank of Nova Scotia 4.5% 12/16/25	7,405,000	7,881,141
Barclays PLC 3.65% 3/16/25	4,116,000	4,038,693
BNP Paribas SA 3.375% 1/9/25 (a)	5,617,000	5,581,144
BPCE SA 4% 9/12/23 (a)	6,500,000	6,688,234
Citigroup, Inc.:
3 month U.S. LIBOR + 1.430% 4.0561% 9/1/23 (b)(c)	8,780,000	8,930,401
4.05% 7/30/22	316,000	327,166
4.4% 6/10/25	1,221,000	1,278,794
5.5% 9/13/25	1,317,000	1,462,624
8.125% 7/15/39	1,924,000	2,976,438
Citizens Bank NA 3.7% 3/29/23	13,300,000	13,740,036
Citizens Financial Group, Inc. 4.15% 9/28/22 (a)	7,317,000	7,507,072
Credit Suisse Group Funding Guernsey Ltd. 4.55% 4/17/26	5,136,000	5,443,353
Discover Bank 7% 4/15/20	2,391,000	2,474,997
Fifth Third Bancorp:
4.3% 1/16/24	4,001,000	4,242,015
8.25% 3/1/38	3,848,000	5,524,427
HSBC Holdings PLC 4.041% 3/13/28 (b)	6,330,000	6,469,117
Huntington Bancshares, Inc. 4% 5/15/25	7,050,000	7,454,046
Intesa Sanpaolo SpA 5.017% 6/26/24 (a)	7,245,000	6,866,768
Lloyds Banking Group PLC:
2.907% 11/7/23 (b)	5,938,000	5,833,445
3.1% 7/6/21	2,463,000	2,475,497
4.375% 3/22/28	7,313,000	7,516,972
Rabobank Nederland:
3.75% 7/21/26	7,120,000	7,111,998
4.625% 12/1/23	4,531,000	4,768,125
Regions Bank 6.45% 6/26/37	2,611,000	3,245,353
Royal Bank of Canada 4.65% 1/27/26	1,181,000	1,272,240
Royal Bank of Scotland Group PLC:
6% 12/19/23	5,228,000	5,578,509
6.1% 6/10/23	1,000,000	1,060,952
6.125% 12/15/22	5,972,000	6,351,555
Santander Holdings U.S.A., Inc. 3.4% 1/18/23	5,900,000	5,946,765
Standard Chartered PLC 3.785% 5/21/25 (a)(b)	7,313,000	7,304,341
Synovus Financial Corp. 3.125% 11/1/22	5,717,000	5,686,128
UniCredit SpA 3.75% 4/12/22 (a)	5,900,000	5,898,663
		214,811,538
Capital Markets - 6.8%
Ares Capital Corp. 4.25% 3/1/25	5,750,000	5,789,363
CME Group, Inc. 5.3% 9/15/43	3,050,000	3,849,158
Credit Suisse Group AG 3.574% 1/9/23 (a)	8,700,000	8,802,598
Deutsche Bank AG 2.7% 7/13/20	5,200,000	5,148,328
Deutsche Bank AG New York Branch 4.875% 12/1/32 (b)	4,113,000	3,389,194
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (b)	6,000,000	5,993,532
3.5% 11/16/26	5,750,000	5,768,914
3.75% 5/22/25	10,750,000	11,001,084
3.75% 2/25/26	5,000,000	5,101,131
Merrill Lynch & Co., Inc. 6.11% 1/29/37	2,269,000	2,772,986
Moody's Corp. 5.25% 7/15/44	3,386,000	3,914,893
Morgan Stanley:
3.737% 4/24/24 (b)	6,925,000	7,136,306
3.875% 1/27/26	5,020,000	5,215,983
4.3% 1/27/45	948,000	992,601
4.875% 11/1/22	9,466,000	10,072,000
5.5% 7/28/21	1,222,000	1,292,973
Peachtree Corners Funding Trust 3.976% 2/15/25 (a)	7,500,000	7,729,573
UBS Group Funding AG 3.491% 5/23/23 (a)	5,800,000	5,871,831
		99,842,448
Consumer Finance - 3.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.3% 1/23/23	5,740,000	5,724,004
3.5% 5/26/22	395,000	397,304
3.95% 2/1/22	7,500,000	7,642,681
4.875% 1/16/24	371,000	392,144
5% 10/1/21	3,970,000	4,136,929
Ally Financial, Inc. 4.125% 2/13/22	5,560,000	5,595,584
Discover Financial Services:
3.85% 11/21/22	2,538,000	2,619,707
4.5% 1/30/26	1,159,000	1,211,284
5.2% 4/27/22	2,355,000	2,506,653
Ford Motor Credit Co. LLC:
2.597% 11/4/19	4,950,000	4,945,205
3.336% 3/18/21	13,000,000	12,943,788
Synchrony Financial 4.375% 3/19/24	568,000	583,927
		48,699,210
Diversified Financial Services - 1.8%
AXA Equitable Holdings, Inc. 4.35% 4/20/28	6,800,000	6,993,472
Berkshire Hathaway Finance Corp. 4.4% 5/15/42	107,000	117,194
Cigna Corp.:
4.125% 11/15/25 (a)	576,000	601,673
4.375% 10/15/28 (a)	1,486,000	1,559,835
4.8% 8/15/38 (a)	925,000	946,370
4.9% 12/15/48 (a)	924,000	945,533
GE Capital International Funding Co. 4.418% 11/15/35	7,005,000	6,659,523
General Electric Capital Corp. 5.875% 1/14/38	150,000	165,328
ING U.S., Inc. 5.7% 7/15/43	2,607,000	3,120,181
Voya Financial, Inc. 4.7% 1/23/48 (b)	5,600,000	4,886,000
		25,995,109
Insurance - 4.5%
ACE INA Holdings, Inc. 4.35% 11/3/45	525,000	590,913
AIA Group Ltd.:
3.6% 4/9/29 (a)	3,500,000	3,583,726
3.9% 4/6/28 (a)	6,785,000	7,142,566
American International Group, Inc.:
4.375% 1/15/55	2,685,000	2,541,116
4.5% 7/16/44	5,833,000	5,883,383
5.75% 4/1/48 (b)	6,400,000	6,379,456
Aon Corp. 6.25% 9/30/40	253,000	320,038
Aon PLC 4.75% 5/15/45	6,000,000	6,442,392
Five Corners Funding Trust 4.419% 11/15/23 (a)	4,111,000	4,368,268
Hartford Financial Services Group, Inc. 4.3% 4/15/43	1,211,000	1,268,149
Marsh & McLennan Companies, Inc.:
4.375% 3/15/29	977,000	1,049,412
4.8% 7/15/21	1,643,000	1,709,542
4.9% 3/15/49	892,000	1,006,440
Massachusetts Mutual Life Insurance Co.:
4.5% 4/15/65 (a)	2,264,000	2,392,771
5.375% 12/1/41 (a)	148,000	175,047
Pacific LifeCorp 5.125% 1/30/43 (a)	1,285,000	1,426,924
Pricoa Global Funding I 5.625% 6/15/43 (b)	5,000,000	5,175,000
Principal Financial Group, Inc. 3.7% 5/15/29	1,407,000	1,437,396
Prudential Financial, Inc. 3.935% 12/7/49	1,508,000	1,503,223
Unum Group 5.75% 8/15/42	3,748,000	4,218,512
Willis Group North America, Inc. 3.6% 5/15/24	6,692,000	6,825,433
		65,439,707

TOTAL FINANCIALS		454,788,012

HEALTH CARE - 7.4%
Health Care Equipment & Supplies - 1.3%
Abbott Laboratories 4.75% 11/30/36	3,700,000	4,213,140
Becton, Dickinson & Co.:
3 month U.S. LIBOR + 0.875% 3.476% 12/29/20 (b)(c)	2,114,000	2,114,565
2.894% 6/6/22	1,279,000	1,284,626
3.363% 6/6/24	4,130,000	4,192,189
3.7% 6/6/27	5,500,000	5,637,539
Zimmer Biomet Holdings, Inc. 3 month U.S. LIBOR + 0.750% 3.3753% 3/19/21 (b)(c)	1,981,000	1,978,324
		19,420,383
Health Care Providers & Services - 2.3%
Cardinal Health, Inc. 4.6% 3/15/43	2,115,000	1,943,267
CVS Health Corp.:
3 month U.S. LIBOR + 0.720% 3.3206% 3/9/21 (b)(c)	3,264,000	3,277,185
3.7% 3/9/23	3,302,000	3,375,029
4.1% 3/25/25	2,674,000	2,768,098
4.78% 3/25/38	3,872,000	3,858,525
Elanco Animal Health, Inc.:
3.912% 8/27/21 (a)	245,000	250,086
4.272% 8/28/23 (a)	313,000	328,587
4.9% 8/28/28 (a)	8,821,000	9,563,306
UnitedHealth Group, Inc.:
3.95% 10/15/42	132,000	134,378
4.25% 3/15/43	2,500,000	2,637,725
4.625% 7/15/35	745,000	832,796
4.625% 11/15/41	965,000	1,062,877
4.75% 7/15/45	1,829,000	2,071,863
WellPoint, Inc. 3.3% 1/15/23	1,300,000	1,319,942
		33,423,664
Pharmaceuticals - 3.8%
Actavis Funding SCS 4.55% 3/15/35	5,473,000	5,311,428
AstraZeneca PLC 6.45% 9/15/37	5,530,000	7,155,372
Bayer U.S. Finance II LLC:
4.25% 12/15/25 (a)	6,677,000	6,866,885
4.625% 6/25/38 (a)	6,700,000	6,412,681
Bristol-Myers Squibb Co.:
3.2% 6/15/26 (a)	7,050,000	7,228,771
4.125% 6/15/39 (a)	2,030,000	2,114,247
4.25% 10/26/49 (a)	7,190,000	7,602,056
Mylan NV 4.55% 4/15/28	1,041,000	997,157
Perrigo Co. PLC 3.5% 3/15/21	898,000	893,543
Shire Acquisitions Investments Ireland DAC:
2.4% 9/23/21	5,300,000	5,252,449
2.875% 9/23/23	3,000,000	2,980,118
Teva Pharmaceutical Finance Netherlands III BV 2.8% 7/21/23	3,500,000	2,925,790
		55,740,497

TOTAL HEALTH CARE		108,584,544

INDUSTRIALS - 4.5%
Aerospace & Defense - 1.3%
BAE Systems Holdings, Inc. 2.85% 12/15/20 (a)	3,251,000	3,255,985
L3 Technologies, Inc. 3.95% 5/28/24	1,026,000	1,062,333
Lockheed Martin Corp. 4.09% 9/15/52	2,994,000	3,138,331
Northrop Grumman Corp.:
2.93% 1/15/25	6,000,000	6,010,577
4.03% 10/15/47	6,000,000	6,080,706
		19,547,932
Airlines - 0.7%
American Airlines, Inc. 3.75% 10/15/25	5,152,503	5,174,551
Delta Air Lines, Inc. 3.4% 4/19/21	2,057,000	2,077,239
United Airlines, Inc. equipment trust certificate 4.6% 3/1/26	2,456,867	2,483,893
		9,735,683
Commercial Services & Supplies - 0.3%
Steelcase, Inc. 5.125% 1/18/29	4,278,000	4,604,010
Electrical Equipment - 0.9%
Hubbell, Inc. 3.5% 2/15/28	6,000,000	5,997,719
Rockwell Automation, Inc. 3.5% 3/1/29	6,550,000	6,840,886
		12,838,605
Industrial Conglomerates - 0.4%
General Electric Co. 4.125% 10/9/42	434,000	386,678
Roper Technologies, Inc.:
2.8% 12/15/21	1,681,000	1,683,058
3.65% 9/15/23	1,747,000	1,800,037
3.8% 12/15/26	1,738,000	1,789,726
		5,659,499
Machinery - 0.0%
Ingersoll-Rand Luxembourg Finance SA 4.65% 11/1/44	559,000	593,064
Road & Rail - 0.3%
Burlington Northern Santa Fe LLC:
4.15% 4/1/45	1,008,000	1,071,354
4.4% 3/15/42	2,500,000	2,722,728
		3,794,082
Trading Companies & Distributors - 0.6%
Air Lease Corp.:
2.5% 3/1/21	7,500,000	7,473,982
3.75% 2/1/22	1,086,000	1,107,779
		8,581,761

TOTAL INDUSTRIALS		65,354,636

INFORMATION TECHNOLOGY - 3.4%
Electronic Equipment & Components - 0.5%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
4.42% 6/15/21 (a)	3,590,000	3,679,004
6.02% 6/15/26 (a)	3,770,000	4,059,627
		7,738,631
IT Services - 0.5%
IBM Corp. 4.25% 5/15/49	7,075,000	7,160,608
Semiconductors & Semiconductor Equipment - 1.5%
Applied Materials, Inc. 4.35% 4/1/47	5,000,000	5,358,478
Microchip Technology, Inc. 3.922% 6/1/21 (a)	7,233,000	7,324,784
Micron Technology, Inc. 4.64% 2/6/24	8,167,000	8,341,774
		21,025,036
Software - 0.3%
Oracle Corp.:
4.375% 5/15/55	4,148,000	4,422,115
5.375% 7/15/40	240,000	289,358
		4,711,473
Technology Hardware, Storage & Peripherals - 0.6%
Apple, Inc. 3.85% 8/4/46	5,043,000	5,085,914
Hewlett Packard Enterprise Co. 6.2% 10/15/35 (b)	3,426,000	3,743,540
		8,829,454

TOTAL INFORMATION TECHNOLOGY		49,465,202

MATERIALS - 2.1%
Chemicals - 1.1%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 3.3% 5/1/23 (a)	1,345,000	1,377,670
LYB International Finance BV 4.875% 3/15/44	4,000,000	3,996,080
Nutrien Ltd. 4% 12/15/26	995,000	1,013,552
The Dow Chemical Co.:
3.625% 5/15/26 (a)	7,175,000	7,243,490
4.55% 11/30/25 (a)	2,306,000	2,465,349
		16,096,141
Construction Materials - 0.4%
CRH America Finance, Inc. 3.95% 4/4/28 (a)	6,800,000	6,883,383
Containers & Packaging - 0.5%
Avery Dennison Corp. 4.875% 12/6/28	6,460,000	7,047,475
Metals & Mining - 0.1%
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (a)(b)	407,000	421,449
6.75% 10/19/75 (a)(b)	1,010,000	1,133,291
		1,554,740

TOTAL MATERIALS		31,581,739

REAL ESTATE - 2.8%
Equity Real Estate Investment Trusts (REITs) - 2.0%
Alexandria Real Estate Equities, Inc. 4.7% 7/1/30	1,536,000	1,694,236
Camden Property Trust 4.25% 1/15/24	758,000	803,044
CommonWealth REIT 5.875% 9/15/20	1,260,000	1,289,503
Corporate Office Properties LP:
3.6% 5/15/23	3,140,000	3,142,282
3.7% 6/15/21	476,000	479,031
DDR Corp. 4.625% 7/15/22	1,879,000	1,949,298
Healthcare Trust of America Holdings LP 2.95% 7/1/22	1,521,000	1,524,312
Hudson Pacific Properties LP 3.95% 11/1/27	4,600,000	4,610,917
Kimco Realty Corp. 3.3% 2/1/25	5,732,000	5,795,338
Lexington Corporate Properties Trust 4.4% 6/15/24	250,000	255,080
Omega Healthcare Investors, Inc. 4.375% 8/1/23	7,500,000	7,746,756
Ventas Realty LP 4.125% 1/15/26	345,000	360,270
		29,650,067
Real Estate Management & Development - 0.8%
Brandywine Operating Partnership LP:
3.95% 2/15/23	2,173,000	2,246,569
4.1% 10/1/24	3,000,000	3,100,098
4.55% 10/1/29	2,014,000	2,090,582
Liberty Property LP:
3.375% 6/15/23	1,087,000	1,105,006
4.125% 6/15/22	1,832,000	1,899,676
4.75% 10/1/20	752,000	769,204
Mack-Cali Realty LP 4.5% 4/18/22	94,000	92,029
		11,303,164

TOTAL REAL ESTATE		40,953,231

UTILITIES - 6.0%
Electric Utilities - 3.5%
Cleco Corporate Holdings LLC 3.743% 5/1/26	8,793,000	8,823,137
Cleveland Electric Illuminating Co. 3.5% 4/1/28 (a)	4,006,000	3,987,588
Duke Energy Industries, Inc. 4.9% 7/15/43	3,000,000	3,490,288
Duquesne Light Holdings, Inc.:
3.616% 8/1/27 (a)	1,831,000	1,824,338
5.9% 12/1/21 (a)	500,000	532,645
6.4% 9/15/20 (a)	1,310,000	1,366,798
Exelon Corp. 3.497% 6/1/22 (b)	10,439,000	10,630,570
Indiana Michigan Power Co. 4.55% 3/15/46	1,274,000	1,410,083
IPALCO Enterprises, Inc.:
3.45% 7/15/20	1,894,000	1,905,006
3.7% 9/1/24	477,000	487,246
ITC Holdings Corp. 2.7% 11/15/22	1,493,000	1,488,958
Mississippi Power Co. 3 month U.S. LIBOR + 0.650% 3.2588% 3/27/20 (b)(c)	807,000	806,379
Nevada Power Co. 3.7% 5/1/29	6,300,000	6,611,518
Tampa Electric Co. 6.55% 5/15/36	500,000	645,477
TECO Finance, Inc. 5.15% 3/15/20	114,000	116,108
Virginia Electric & Power Co. 3.8% 4/1/28	6,500,000	6,867,466
Xcel Energy, Inc. 4.8% 9/15/41	554,000	598,539
		51,592,144
Gas Utilities - 0.9%
AGL Capital Corp. 2.45% 10/1/23	5,300,000	5,229,227
Boston Gas Co. 4.487% 2/15/42 (a)	2,000,000	2,137,229
Florida Gas Transmission Co. LLC 4.35% 7/15/25 (a)	5,023,000	5,296,737
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	18,000	18,513
		12,681,706
Multi-Utilities - 1.6%
Dominion Resources, Inc.:
3 month U.S. LIBOR + 2.300% 4.901% 9/30/66 (b)(c)	7,158,000	6,585,360
3 month U.S. LIBOR + 2.825% 5.4168% 6/30/66 (b)(c)	145,000	136,300
NiSource Finance Corp.:
2.65% 11/17/22	2,115,000	2,102,079
3.49% 5/15/27	4,000,000	4,048,265
5.25% 2/15/43	234,000	266,010
5.95% 6/15/41	1,493,000	1,803,284
Puget Energy, Inc.:
3.65% 5/15/25	2,935,000	2,968,324
5.625% 7/15/22	4,240,000	4,535,993
6.5% 12/15/20	613,000	646,760
Sempra Energy 2.875% 10/1/22	224,000	223,700
Wisconsin Energy Corp. 3 month U.S. LIBOR + 2.113% 4.6305% 5/15/67 (b)(c)	117,000	97,754
		23,413,829

TOTAL UTILITIES		87,687,679

TOTAL NONCONVERTIBLE BONDS
(Cost $1,240,124,005)		1,276,570,907

U.S. Treasury Obligations - 4.4%
U.S. Treasury Bonds 2.5% 2/15/46	58,959,000	58,164,421
U.S. Treasury Notes 1.5% 8/15/26	6,234,000	6,008,505
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $59,414,558)		64,172,926

Asset-Backed Securities - 0.2%
Dominos Pizza Master Issuer LLC Series 2018-1A Class A2I, 4.116% 7/25/48(a)
(Cost $2,522,520)	2,522,520	2,612,624

Municipal Securities - 0.5%
American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	1,545,000	2,673,792
California Gen. Oblig.:
Series 2009:
7.35% 11/1/39	40,000	60,138
7.5% 4/1/34	1,165,000	1,737,015
7.55% 4/1/39	1,815,000	2,844,196
Series 2010, 7.625% 3/1/40	345,000	540,591
TOTAL MUNICIPAL SECURITIES
(Cost $6,574,797)		7,855,732

Foreign Government and Government Agency Obligations - 0.4%
State of Qatar 3.375% 3/14/24(a)
(Cost $6,343,291)	6,350,000	6,496,050

Bank Notes - 1.1%
Citibank NA 3.65% 1/23/24	6,520,000	6,747,548
Compass Bank 2.875% 6/29/22	1,234,000	1,235,322
Discover Bank 3.35% 2/6/23	7,500,000	7,598,524
TOTAL BANK NOTES
(Cost $15,226,136)		15,581,394

Preferred Securities - 0.9%
FINANCIALS - 0.9%
Banks - 0.9%
Barclays Bank PLC 7.625% 11/21/22 (Cost $14,086,728)	$12,560,000	$13,627,223
	Shares	Value

Money Market Funds - 5.0%
Fidelity Cash Central Fund 2.41% (d)
(Cost $72,897,804)	72,884,499	72,899,076
TOTAL INVESTMENT IN SECURITIES - 99.5%
(Cost $1,417,189,839)		1,459,815,932
NET OTHER ASSETS (LIABILITIES) - 0.5%		7,841,019
NET ASSETS - 100%		$1,467,656,951

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $251,822,614 or 17.2% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$523,291
Total	$523,291

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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